RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 11, 2024	May 31, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Nov. 02, 2023
Related Party Transaction [Line Items]
Conversion of accrued compensation														$ 79,585
Share price, per share									$ 0.22									$ 0.125						$ 0.22
Payroll and related expenses																			$ 195,150		$ 250,000	$ 452,650	$ 357,000	$ 318,561	$ 963,055
Convertible Notes Payable																			405,305			$ 405,305
Debt Conversion, Converted Instrument, Shares Issued						880,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																						6,566,000		22,646,000	11,323,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share								$ 0.125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								3,385,000
Officer [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares		1,041,667
Conversion of accrued compensation																						$ 384,972		$ 370,135
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																						452,650		806,667
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Conversion of accrued compensation			$ 17,500											22,833			$ 18,000
Convertible Notes Payable						$ 98,000												$ 112,666
Related party payables									$ 54,611										54,000			54,000		54,611
Debt Conversion, Converted Instrument, Shares Issued			109,375			1,306,667
Robert Scannell [Member]
Related Party Transaction [Line Items]
Conversion of accrued compensation			$ 62,500											83,333			62,500
Convertible Notes Payable																		87,334
Debt Conversion, Converted Instrument, Shares Issued			390,625
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares								5,360,000
Kolodner [Member]
Related Party Transaction [Line Items]
Conversion of accrued compensation														41,667			31,250
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Conversion of accrued compensation			$ 31,250											$ 41,667			$ 31,250
Share price, per share																	$ 0.162
Convertible Notes Payable						$ 125,000												125,000
Debt Conversion, Converted Instrument, Shares Issued			195,313			1,666,667
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																		125,000
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares								3,685,000
Convertible Notes Payable						$ 30,000												98,000
Debt Conversion, Converted Instrument, Shares Issued						400,000
Conversion of Stock, Shares Issued								5,360,000
Related Party [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																		150,000
Related party payables									$ 370,135										$ 378,572			$ 378,572		$ 370,135	$ 83,333
Feehan Partners [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable						$ 200,000
Debt Conversion, Converted Instrument, Shares Issued						2,666,666
Feehan Partners [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																		$ 87,334
Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	9,283,333													3,844,073			879,628	182,240,000
Share price, per share														$ 0.07			$ 0.162									$ 0.21
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								11,055,000												4,781,249
Stock Issued During Period, Shares, Conversion of Convertible Securities					753,750															12,848,116				3,844,073
Common Stock [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares														326,190			108,024
Stock Issued During Period, Shares, Conversion of Convertible Securities							816,666
Common Stock [Member] | Robert Scannell [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares														1,190,471			385,802
Common Stock [Member] | Kolodner [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares														595,236			192,901
Common Stock [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares														595,236			192,901
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,041,667
Common Stock [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					251,250
Common Stock [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,666,666
Warrant [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares									1,125,000	125,000	125,000	1,125,000	1,125,000		1,125,000	1,093,479						1,125,000		1,125,000
Conversion of Stock, Shares Issued					1,200,000
Warrant [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued							1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued				1,666,667
Warrant [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued					400,000
Warrant [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued							2,666,666